Selling, general and administrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling General and Administrative [Line Items]
Employees' compensation		$ 3,301,392	$ 0	$ 0
Depreciation/amortization		33,495	0
Total		32,855,959	4,898,942	1,233,876
Selling, General and Administrative Expenses [Member]
Selling General and Administrative [Line Items]
Outsourced service	[1]	13,553,800	504,108	287,584
Employees' compensation		9,099,169	1,346,317	783,023
Transaction Costs		6,190,634	2,389,083	0
Director & Officers insurance		2,584,720	0	0
Other Expenses		1,418,749	552,296	149,211
Depreciation/amortization		8,887	107,138	14,058
Total		$ 32,855,959	$ 4,898,942	$ 1,233,876

[1]	Out of $13,553,800, for the twelve months ended December 31, 2022, $897,346 was charged under the SSA contract for the twelve months ended December 31, 2022 (refer to Note 4).